Leases	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Leases	Leases
For the years ended as of December 31, 2022 and 2021, the change in the Company’s right-of-use assets, is as follows:

	2022	2021
Balance at beginning of the period	Ps. 1,472	Ps. 1,278
Additions	1,083	533
Additions from business combinations	13	—
Disposals	(296)	(44)
Depreciation	(660)	(662)
Hyperinflationary economies effect	13	14
Indexation effect	476	383
Effects of changes in foreign exchange rates	(32)	(30)
Balance at end of the period	Ps. 2,069	Ps. 1,472
As of December 31, 2022 and 2021, the lease liabilities are integrated as follows:

	2022	2021
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps. 568	Ps. 564
One to three years	204	299
More than three years	1,534	733
Total undiscounted lease liabilities on December 31	Ps. 2,306	Ps. 1,596
Lease liabilities included in the statement of financial position on December 31	2,135	1,505
Current	Ps. 472	Ps. 614
Non-Current	Ps. 1,663	Ps. 891

The interest expense for leases reported in the income statements for the years ended on December 31, 2022, 2021 and 2020 was Ps. 132, Ps. 101, and Ps. 105, respectively.

The expenses for the low value assets and short-term leases reported in the income statements for the years ended on December 31, 2022, 2021 and 2020 was Ps. 116, Ps. 183 and Ps. 190, respectively.

As of December 31, 2022, 2021 and 2020 the weighted average incremental borrowing rate was 9.29%, 7.18% and 6.58%, respectively.